Prepayments, receivables and other current assets and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments, receivables and other current assets and other non-current assets
Schedule of prepayments, receivables and other current assets

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loan receivables(a)	8,679,730	9,689,517	11,412,110
Short-term debt investments	1,096,739	1,689,073	2,825,792
Deposits and receivables from partners	1,253,330	856,230	1,760,261
Prepayment and prepaid expense	905,086	712,568	923,011
Deductible VAT-input	1,023,024	684,338	706,645
Prepaid income tax	381,488	314,196	452,027
Contingent consideration assets	239,557	4,284	8,342
Others	771,977	589,584	375,330
Total	14,350,931	14,539,790	18,463,518

Schedule of other non-current assets

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loan receivables(a)	—	857,309	660,222
Deductible VAT-input	1,116,686	1,228,297	1,297,114
Prepayments for property and equipment, long-term investments and other non‑current assets	409,469	31,321	581,591
Deposits and receivables from partners	162,156	144,052	114,931
Contingent consideration assets	10,811	4,605	2,632
Long-term debt investments	258,590	1,289,252	557,029
Others	22,338	23,773	152,794
Total	1,980,050	3,578,609	3,366,313

Schedule of loans receivable

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loan receivables at amortized cost (Note 4.1.2(d))	9,829,675	12,591,317	9,969,579
Less: allowance for impairment (Note 4.1.2(d))	(1,149,945)	(2,044,491)	(2,496,846)
	8,679,730	10,546,826	7,472,733
Loan receivables at fair value through other comprehensive income (Note 4.1.2(d))	—	—	4,775,252
Less: fair value changes of loan receivables (Note 4.3.3)	—	—	(175,653)
	—	—	4,599,599
Allowances for impairment losses on loan receivables at fair value through other comprehensive income (Note 4.1.2(d))	—	—	(773,731)